Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 31, 2020
Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2021
Prospectus Date	rr_ProspectusDate	Jan. 05, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A